Affiliated Companies and Variable Interest Entities	12 Months Ended
Mar. 31, 2014
Affiliated Companies and Variable Interest Entities

11. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2013	2014
Current assets	9,634,769	10,813,254
Noncurrent assets	8,495,078	10,172,524

Total assets	18,129,847	20,985,778

Current liabilities	6,366,002	7,120,877
Long-term liabilities and noncontrolling interests	4,541,328	5,217,723
Affiliated companies accounted for by the equity method shareholders’ equity	7,222,517	8,647,178

Total liabilities and shareholders’ equity	18,129,847	20,985,778

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	2,102,584	2,429,576

Number of affiliated companies accounted for by the equity method at end of period	56	54

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Net revenues	22,211,233	24,242,046	28,289,687

Gross profit	2,297,660	2,620,892	3,385,048

Net income attributable to affiliated companies accounted for by the equity method	554,983	705,249	963,003

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	197,701	231,519	318,376

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2013	2014
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.8%	24.7%
Aisin Seiki Co., Ltd.	23.4%	23.4%
Toyota Tsusho Corporation	22.1%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥1,582,988 million and ¥1,811,245 million at March 31, 2013 and 2014, respectively, were quoted on various established markets at an aggregate value of ¥1,954,347 million and ¥2,320,128 million, respectively. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2012, 2013 and 2014.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2013	2014
Trade accounts and notes receivable, and other receivables	252,708	253,312
Accounts payable and other payables	592,027	599,334

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Net revenues	1,536,326	1,926,854	1,854,708
Purchases	3,785,284	4,020,138	4,289,583

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2012, 2013 and 2014 were ¥122,950 million, ¥126,977 million and ¥147,039 million, respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables and vehicles on operating leases related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

Related to securitization transactions, ¥1,135,513 million and ¥1,439,796 million retail finance receivables, ¥41,664 million and ¥16,447 million vehicles on operating leases, ¥58,770 million and ¥84,052 million restricted cash and ¥978,095 million and ¥1,205,293 million secured debt were included in Toyota’s consolidated financial statements as of March 31, 2013 and 2014, respectively. The creditors of the VIEs do not have recourse to Toyota’s general credit with the exception of debts guaranteed by Toyota. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

As for VIEs other than those specified above, neither the aggregate size nor Toyota’s involvements are material to Toyota’s consolidated financial statements.